ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2014	2015
Payable for business acquisitions	5,745	111,696
Business taxes and other surcharge payables	58,887	69,158
Accrual for customer loyalty program	71,475	113,749
Payable to noncontrolling interest holders	5,552	23,938
Other payables	41,864	102,069
Accrued rental	44,125	48,623
Accrued utilities	37,320	43,690
Other accrued expenses	48,049	63,237
Total	313,017	576,160

From time to time, the Group receives cash advances from noncontrolling interest holders of hotels that are not wholly owned by the Group. Such advances are non-interest bearing and are payable within one year.